Debt - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 20, 2025	Aug. 07, 2025	Dec. 31, 2025	Jul. 01, 2025	Jun. 24, 2025	Dec. 31, 2024
Debt
Contractual Weighted Avg Interest Rate				2.61%
Debt instrument, collateral amount			$ 29,600
Debt and lease obligation			6,608,619			$ 7,657,700
Debt, Unamortized Deferred Financing Costs			39,373			48,743
Fair Value, Inputs, Level 2
Debt
Debt and lease obligation			6,455,900			7,241,700
Line of Credit
Debt
Debt and lease obligation			960,000			1,085,000
Line of Credit | Revolving Credit Facility
Debt
Borrowing capacity			2,000,000
Revolving Credit Facility
Debt
Borrowing capacity			1,125,000			1,125,000
Revolving Credit Facility | Revolving Credit Facility
Debt
Borrowing capacity		$ 2,000,000
Term Loan Facility
Debt
Borrowing capacity		1,630,000
Increase in borrowing capacity		$ 20,000
Revolving Credit Facility and Second Revolving Credit Facility
Debt
Remaining borrowing capacity			904,400
Senior notes
Debt
Debt and lease obligation			$ 1,800,000			$ 1,800,000
Securitization Notes
Debt
Contractual Weighted Avg Interest Rate					5.50%
Debt instrument, basis spread on variable rate		1.25%
Debt instrument, face amount					$ 300,000
Debt termination expense	$ 200
Fee					$ 3,900
Debt, Unamortized Deferred Financing Costs		$ 400
Debt Issuance Costs, Line of Credit Arrangements, Gross		$ 2,700
Securitization Notes | Variable Rate One
Debt
Debt instrument, basis spread on variable rate	1.50%
Securitization Notes | Variable Rate Two
Debt
Debt instrument, basis spread on variable rate	2.50%
Minimum | Senior notes
Debt
Debt instrument, term			5 years
Maximum | Senior notes
Debt
Debt instrument, term			10 years